ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
ORGANIZATION OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Schedule Of Assets And Liabilities
December 31, 2021

	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$1,040,000

December 31, 2020

	Level 1	Level 2	Level 3
Derivative liabilities	$-	$-	$-